IFRS 7 - Disclosure - Market Risk - Sensitivity of Pre-Tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
100 bps increase [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	$ (73)	$ 116
100 bps increase [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	(49)	(9)
100 bps increase [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	(24)	125
100 bps decrease [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	(114)	(152)
100 bps decrease [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	49	9
100 bps decrease [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	$ (163)	$ (161)